Estimated Amortization Expense for Next Five Years (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013
Goodwill And Intangible Assets Disclosure [Abstract]
2014	$ 177.2
2015	177.2
2016	177.1
2017	152.1
2018	$ 142.4